Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Current Receivables [Abstract]
Royalty income	$ 4,525	$ 4,000
Receivables from insurance company/supplier	0	2,110
Suppliers with debit balance	293	9,670
Loans	321	7,763
Other	16,551	11,708
Total	$ 21,690	$ 35,251